Equity-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Schedule of fair value of unit options issued
	Year Ended December 31
	2020	2019
Expected volatility	59.50%	55.00%
Expected term (years)	6.25	6.25
Expected dividends	None	None
Risk-free rate	0.65%	1.3%–3.1%

Schedule of activity under the plan
	Options to Acquire Units	Weighted Average Exercise Price per Unit	Aggregate Intrinsic Value
	(in thousands, except per unit data)
Options outstanding at December 31, 2019	2,578	$1.32	$—
Granted	5,478	0.10
Cancelled	(2,422)	1.27
Exercised	(12)	0.28

Options outstanding at December 31, 2020	5,622	$0.15	$6,481

Options exercisable at December 31, 2020	1,990	$0.23	$2,205

Schedule of weighted average grant date fair value under the plan
	Total	Weighted-Average Grant-Date Fair Value
	(in thousands, except per unit data)
Options nonvested at January 1, 2019	431	0.38
Options granted in 2019	34	—
Options vested in 2019	174	0.53
Options nonvested at December 31, 2019	247	0.21
Options granted in 2020	5,478	1.19
Options vested in 2020	1,878	1.17
Options nonvested at December 31, 2020	3,644	1.19

Schedule of weighted average grant date fair value under the plan
	Profit Interest Units	Weighted Average Distribution Hurdle per Unit	Aggregate Intrinsic Value
	(in thousands, except per unit data)
Units outstanding at January 1, 2020	5,675	1.75	—
Granted	4,844	0.10
Cancelled	(4,856)	1.83

Units outstanding at December 31, 2020	5,663	0.26	5,923

Units vested at December 31, 2020	5,157	0.27	5,565

Schedule of weighted average grant date fair value under the plan
	Total	Weighted-Average Grant-Date Fair Value
	(in thousands, except per unit data)
Units nonvested at January 1, 2019	810	$—
Units granted in 2019	—	—
Units vested in 2019	229	—
Units nonvested at December 31, 2019	482	—
Units granted in 2020	4,844	1.27
Units vested in 2020	5,011	1.27
Units nonvested at December 31, 2020	303	1.27
	Total	Weighted-Average Grant-Date Fair Value
	(in thousands, except per unit data)
Units granted in 2020	4,484	1.28
Units vested in 2020	4,315	1.28
Units nonvested at December 31, 2020	169	1.28

Schedule of distribution hurdles per unit for Profits Interest Units outstanding
	Distribution Hurdle	December 31,
		2020	2019
		(in thousands)
Class B-1 Common Units	0.10	4,345	—
Class B-1 Common Units	1.00	605	2,905
Class B-1 Common Units	2.00	164	1,561
Class B-1 Common Units	2.50	49	701
Class B-2 Common Units	0.10	250	—
Class B-3 Common Units	0.10	250	—
Class B-2 Common Units	3.38	—	250
Class B-3 Common Units	5.07	—	250
Total profit interests outstanding		5,663	5,667

Schedule of total equity-based compensation expense
	Year Ended December 31,
	2020	2019
	(in thousands)
Operations	$893	$16
Research and development	1,994	41
General and administrative	4,476	13
Total equity-based compensation	$7,363	$70